Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Long-term Debt

	As at December 31
	2017	2016
Bankers’ acceptances and prime rate loans	$253	$329
U.S. Senior secured notes – 2007 Notes
5.80%, US$5 million, matured May 31, 2017	—	6
5.90%, US$5 million, maturing May 31, 2019	5	6
Senior secured notes – 2008 Notes
6.30%, US$24 million, maturing May 29, 2018	31	33
6.40%, US$4 million, maturing May 29, 2020	5	5
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	10	11
Senior secured notes – 2010 Q1 Notes
5.29%, US$10 million, matured March 16, 2017	—	13
5.85%, US$10 million, maturing March 16, 2020	12	13
Senior secured notes – 2010 Q4 Notes
4.17%, US$6 million, matured December 2, 2017	—	8
4.88%, US$13 million, maturing December 2, 2020	17	17
4.98%, US$6 million, maturing December 2, 2022	7	8
5.23%, US$2 million, maturing December 2, 2025	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	16	17

Total long-term debt	$359	$469

Current portion	$31	$27
Long-term portion	$328	$442

In 2017, the Company repaid senior notes in the amount of US$20 million as part of normal course maturities (2016 – $185 million normal course maturities and $1,075 million in prepayments).

There were no senior note issuances in either 2017 or 2016.

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2017	2016
Weighted average remaining life (years)	2.3	2.7
Weighted average interest rate	6.0%	6.3%

Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes

The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2017	2016
2007 Notes	$6	$12
2008 Notes	36	38
2009 Notes	10	11
2010 Q1 Notes	12	25
2010 Q4 Notes	25	33
2011 Notes	14	15

Total	$103	$134

Realized and Unrealized Gain (Loss) on Foreign Exchange

The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2017	2016
Realized foreign exchange loss on debt maturities	$(6)	$(37)
Realized foreign exchange loss on debt pre-payments	—	(191)
Unrealized foreign exchange gain	11	312

Foreign exchange gain	$5	$84